Segment Information - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues									$ 3,298,873	$ 3,119,917	$ 2,880,013
Interest income									4,015	6,356	6,108
Interest expense									111,477	109,226	96,671
Depreciation and amortization									332,027	303,237	249,212
Income tax expense									65,753	56,023	61,684
Segment net income	$ 103,544	$ 18,273	$ 37,965	$ 72,542	$ 91,718	$ 5,353	$ 22,056	$ 94,809	232,324	213,936	182,277
Segment assets	8,735,853				8,170,048				8,735,853	8,170,048	7,357,729
Capital expenditures									825,105	938,148	765,914
Operating Segments
Segment Reporting Information [Line Items]
Revenues									3,164,014	2,961,191	2,744,099
Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues									134,859	158,726	135,914
Interest income									0	0	0
Interest expense									1,060	114	741
Depreciation and amortization									0	0	0
Income tax expense									(1,130)	(349)	(727)
Segment net income									(1,656)	(1,639)	(1,542)
Segment assets	3,980				6,108				3,980	6,108	572
Capital expenditures									0	0	0
Natural Gas Operations
Segment Reporting Information [Line Items]
Revenues									1,350,585	1,368,939	1,357,728
Interest income									4,015	6,356	6,020
Interest expense									101,148	95,026	81,740
Depreciation and amortization									235,295	215,620	191,816
Income tax expense									35,755	34,973	43,991
Segment net income									159,118	163,171	138,842
Segment assets	7,256,636				6,798,746				7,256,636	6,798,746	6,141,584
Capital expenditures									692,216	778,748	682,869
Natural Gas Operations | Operating Segments
Segment Reporting Information [Line Items]
Revenues									1,350,585	1,368,939	1,357,728
Natural Gas Operations | Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues									0	0	0
Utility Infrastructure Services
Segment Reporting Information [Line Items]
Revenues									1,948,288	1,750,978	1,522,285
Interest income									0	0	88
Interest expense									9,269	14,086	14,190
Depreciation and amortization									96,732	87,617	57,396
Income tax expense									31,128	21,399	18,420
Segment net income									74,862	52,404	44,977
Segment assets	$ 1,475,237				$ 1,365,194				1,475,237	1,365,194	1,215,573
Capital expenditures									132,889	159,400	83,045
Utility Infrastructure Services | Operating Segments
Segment Reporting Information [Line Items]
Revenues									1,813,429	1,592,252	1,386,371
Utility Infrastructure Services | Segment Reconciling Items
Segment Reporting Information [Line Items]
Revenues									$ 134,859	$ 158,726	$ 135,914